Related party transactions (Narrative) (Details)			12 Months Ended
	Dec. 31, 2023 CAD ($)	Aug. 04, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 17, 2022 shares
Disclosure of transactions between related parties [line items]
Number of shares issued | shares										25,800,000
Related party loan interest capitalized				$ 68,961		$ 63,341
Current payables to related parties	$ 289,095		$ 289,095		$ 43,169
President [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party			179,514		170,841		$ 114,499
Payables to related parties	577,511		577,511		491,231
CFO [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party			140,429		185,600		80,000
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party			337,448		324,753		$ 131,161
Captiva [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	206,947		206,947		$ 644,990
Captiva [Member] | Joint venture settlement obligation [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	5,591,588		$ 5,591,588
Debt instrument, term of contract			48 months	48 months
Monthly installments payable	$ 116,491
Executives, directors and former directors [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party				$ 504,441		$ 621,348
Payables to related parties								$ 1,489,211	$ 1,993,652
Payments of bonus		$ 2,740,000